Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of number and weighted average exercise prices of share options
A summary of changes to stock options outstanding is as follows:

	Number of outstanding options	Weighted- average exercise price
	(‘000’s)	(in Cdn.$)

Outstanding at December 31, 2022	30,927	4.98
Granted	3,042	4.80
B2Gold replacement options on acquisition of Sabina (Note 9)	3,342	3.87
Exercised	(5,098)	3.42
Forfeited or expired	(1,246)	5.28
Outstanding at December 31, 2023	30,967	5.09
Granted	22,064	3.71
Exercised	(1,247)	3.39
Forfeited or expired	(1,579)	5.01
Outstanding at December 31, 2024	50,205	4.53

Disclosure of range of exercise prices of outstanding share options
Stock options outstanding and exercisable as at December 31, 2024 are as follows:

Range of exercise prices (in Cdn. $)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn. $)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn. $)

2.95 – 2.99	15	2.39	2.95	4	2.95
3.00 – 3.99	22,210	4.90	3.67	7,165	3.64
4.00 – 4.99	7,463	3.55	4.45	4,715	4.44
5.00 – 5.99	18,401	2.01	5.39	16,646	5.40
6.00 – 6.99	1,996	1.31	6.25	1,887	6.25
7.00 – 8.53	120	0.56	8.01	120	8.01
	50,205	3.49	4.53	30,537	4.90

Disclosure of number and weighted average remaining contractual life of outstanding share options
Stock options outstanding and exercisable as at December 31, 2024 are as follows:

Range of exercise prices (in Cdn. $)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn. $)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn. $)

2.95 – 2.99	15	2.39	2.95	4	2.95
3.00 – 3.99	22,210	4.90	3.67	7,165	3.64
4.00 – 4.99	7,463	3.55	4.45	4,715	4.44
5.00 – 5.99	18,401	2.01	5.39	16,646	5.40
6.00 – 6.99	1,996	1.31	6.25	1,887	6.25
7.00 – 8.53	120	0.56	8.01	120	8.01
	50,205	3.49	4.53	30,537	4.90

Disclosure of number and weighted average exercise prices of other equity instruments
Summary of changes to RSUs outstanding:

Number of outstanding RSUs
(‘000’s)

Outstanding at December 31, 2022	2,784
Granted	1,939
Vested and converted to common shares	(1,440)
Forfeited	(119)
Reinvested dividend equivalents	158
Outstanding at December 31, 2023	3,322
Granted	2,382
Vested and converted to common shares	(1,625)
Reinvested dividend equivalents	277
Outstanding at December 31, 2024	4,356

Earnings per share
The following is the calculation basic and diluted earnings per share:

	2024	2023
	$	$

Net (loss) income and diluted net (loss) income (attributable to shareholders of the Company)	(629,891)	10,097

Basic weighted average number of common shares outstanding (in thousands)	1,308,850	1,232,092

Effect of dilutive securities:
Stock options	—	1,099
Restricted share units	—	755
Performance share units	—	3,458
Diluted weighted average number of common shares outstanding (in thousands)	1,308,850	1,237,404

(Loss) earnings per share (attributable to shareholders of the Company)
Basic	$(0.48)	$0.01
Diluted	$(0.48)	$0.01